Organization and Principal Activities - Schedule of Consolidated Financial Statements of the Group (Details)	12 Months Ended
Jul. 31, 2026
DRC MEDICINE INC. [Member]
Schedule of Consolidated Financial Statements of the Group [Line Items]
Date of Incorporation	Jun. 04, 2025
Place of Incorporation	Delaware
% of Ownership	Parent
Major business activities	Investment holding
DRC MERGER INC. (“Merger Sub”) [Member]
Schedule of Consolidated Financial Statements of the Group [Line Items]
Date of Incorporation	Jun. 06, 2025
Place of Incorporation	Delaware
% of Ownership	100
Major business activities	Investment holding
DRC Medicine Holdings Ltd. (“Intermediate Co”) [Member]
Schedule of Consolidated Financial Statements of the Group [Line Items]
Date of Incorporation	Sep. 16, 2025
Place of Incorporation	Japan
% of Ownership	100
Major business activities	Investment holding
DRC Medicine Ltd. (“DRC”) [Member]
Schedule of Consolidated Financial Statements of the Group [Line Items]
Date of Incorporation	Sep. 10, 2007
Place of Incorporation	Japan
% of Ownership	100
Major business activities	Design and sales of hygiene products and brand licensing activities